Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Awards

10. Stock-Based Awards

2010 Equity Incentive Plan

In 2010, the Company’s board of directors adopted the 2010 Equity Incentive Plan (the “2010 Plan”). The 2010 Plan provides for the Company to sell or issue common stock or restricted common stock and to grant incentive stock options or nonqualified stock options for the purchase of common stock with a maximum term of ten years to employees, members of the board of directors and consultants of the Company. No further awards will be granted from the 2010 Plan.

The following table summarizes the activities for our stock options for the nine months ended September 30, 2013:

	SHARES ISSUABLE UNDER OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2012	564,636	$0.32	9.0	$1,286
Granted	231,445	1.39
Exercised	(232,715)	0.42
Forfeited/canceled	(15,040)	0.40
Expired	(9,229)	0.43

Outstanding as of September 30, 2013	539,097	$0.72	4.91	$8,422

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested restricted common stock as of December 31, 2012	390,209	$0.40
Restricted common stock issued	76,496	2.59
Restricted common stock vested	(190,720)	0.72
Restricted common stock forfeited/ canceled	—	—

Unvested restricted common stock as of September 30, 2013	275,985	$0.78

During August 2013, the Company modified two stock option awards granted to the Company’s former President, for the purchase of 269,817 shares of common stock in the aggregate. The modifications included the forfeiture of options to purchase 9,228 shares of common stock, and extended the expiration date of options from August 9, 2013 to January 31, 2014. No additional stock based compensation expense was recognized as a result of this modification.

As of September 30, 2013, options for the purchase of 1,135,974 shares of the Company’s common stock (net of repurchased shares) have been exercised, of which 402,340 are unvested and are subject to repurchase.

2013 Equity Incentive Plan

In 2013, the Company’s board of directors adopted the 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan provides for the Company to sell or issue common stock or restricted common stock and to grant incentive stock options or nonqualified stock options for the purchase of common stock with a maximum term of ten years to employees, members of the board of directors and consultants of the Company.

The following table summarizes the activities for our stock options for the nine months ended September 30, 2013:

	SHARES ISSUABLE UNDER OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2012	—	$—	—	$—
Granted	319,782	6.11
Exercised	—	—
Forfeited/canceled	—	—
Expired	—	—

Outstanding as of September 30, 2013	319,782	$6.11	9.75	$3,272

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested restricted common stock as of December 31, 2012	—	$—
Restricted common stock issued	13,216	7.62
Restricted common stock vested	(939)	7.56
Restricted common stock forfeited/canceled	—	—

Unvested restricted common stock as of September 30, 2013	12,277	$7.63

Stock-Based Compensation

The Company recognizes compensation expense for only the portion of awards that are expected to vest. In developing a forfeiture rate estimate, the Company has considered its historical experience to estimate pre-vesting forfeitures for service-based awards. The impact of a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual forfeiture rate is materially different from the Company’s estimate, the Company may be required to record adjustments to stock-based compensation expense in future periods.

The Company recorded stock-based compensation expense related to stock options and restricted stock for the nine months ended September 30, 2013 as follows:

	NINE MONTHS ENDED SEPTEMBER 30,
	2013	2012
Research and development	$130	$2
General and administrative	297	84

Total	$427	$86

The Company had an aggregate of $1,575 and $185 of unrecognized stock-based compensation expense for options outstanding and restricted stock awards, respectively, as of September 30, 2013, which is expected to be recognized over a weighted average period of 1.7 years.

11. Stock-Based Awards

2010 Equity Incentive Plan

In 2010, the Company’s board of directors adopted the 2010 Equity Incentive Plan (the “2010 Plan”). The 2010 Plan provides for the Company to sell or issue common stock or restricted common stock and to grant incentive stock options or nonqualified stock options for the purchase of common stock with a maximum term of ten years to employees, members of the board of directors and consultants of the Company. The Company reserved 2,166,064 shares of its common stock for issuance under the 2010 Plan. As of December 31, 2012, 260,816 shares of common stock remained available for issuance under the 2010 Plan.

The 2010 Plan permits the exercise of stock options granted under the plan before the options are fully vested. If a stock option is early exercised in this circumstance, the issued common stock is subject to restrictions on the sale or transfer by the holder that lapse according to the vesting terms of the early-exercised stock option. Unvested shares may not be sold or transferred by the holder. In the event of termination of the holder’s employment, any unvested shares received upon early exercise are subject to repurchase by the Company, typically at the lesser of (1) the original purchase price per share or (2) the fair value of the common share on the date of termination. During the year ended December 31, 2012, the Company granted two restricted stock awards that were subject to repurchase at the greater of (1) the original purchase price per share or (2) the fair value of the common share on the date of termination.

Under the 2010 Plan, the Company has 90 days from the effective termination of the holder’s employment or service to repurchase unvested shares that are issued upon the exercise of a stock award prior to its vesting. If, after 90 days, the Company elects not to repurchase these unvested shares, the shares become vested in full. The Company would then apply modification accounting and any resulting compensation expense would be immediately recognized related to the award. Upon vesting, these shares would be considered issued and outstanding shares of common stock.

Retrospective Reassessment of the Fair Value of Common Stock

As required by the 2010 Plan, the exercise price for awards granted is not to be less than the fair market value of common stock as estimated by the Company’s board of directors as of the date of grant. The Company values its ordinary shares by taking into consideration its most recently available valuation of common stock performed by management and the board of directors as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. Between October 4, 2012 and December 31, 2012, the board of directors granted stock options for the purchase of 87,241 shares of common stocks with a weighted-average exercise price of $0.40 per share based on its determination of the value of common stock as of the date of grant. On February 28, 2013, the board of directors approved the pursuit of an initial public offering of the Company’s common stock. As a result, in connection with the preparation of the Company’s financial statements for the year ended December 31, 2012, the Company reexamined, for financial reporting purposes only, the fair value of common stock during 2012. In connection with that reexamination, the Company determined that a retrospective valuation of the fair value of common stock as of October 4, 2012 was appropriate due to the acceleration of the timeframe to a potential liquidity event, the proposed initial public offering, which had not been contemplated in the original determination of the fair value of the Company’s stock options granted on or after October 4, 2012. Based on this analysis, the fair value of common stock was determined to be $1.06 at October 4, 2012 and $2.59 at December 22, 2012 and remained unchanged through December 31, 2012. As a result, the grant-date fair value of each of the awards granted on October 4, 2012 and October 23, 2012 was revalued to reflect an underlying common stock fair value of $1.06 and the grant-date fair value of each of the awards granted on December 22, 2012 was revalued to reflect an underlying common stock fair value of $2.59. The difference between the original estimated fair value and the reassessed fair value of the Company’s common stock is being, and will continue to be, recorded as additional compensation expense in the statement of operations over the requisite service periods.

Stock Options

During the years ended December 31, 2011 and 2012, the Company granted stock options for the purchase of 1,040,307 and 588,775 shares of common stock, respectively, to certain employees, non-employee consultants and directors. The vesting conditions for most of these awards are time-based, and the awards typically vest 25% after one year and monthly thereafter for the next 36 months. Awards typically expire after 10 years. The 2010 Plan allows for the early exercise of unvested stock options subject to certain restrictions, including the ability of the Company to repurchase such options upon an option holder’s termination of employment with the Company if such options have not yet vested.

The Company values its common stock by taking into consideration its most recently available valuation of common stock performed by management and the board of directors, as well as additional factors which may have changed from the date of the most recent contemporaneous valuation through the date of grant.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of its publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method as the Company has insufficient historical experience for option grants overall, rendering existing historical experience irrelevant to expectations for current grants. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The relevant data used to determine the value of the stock option grants is as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31,
	2011	2012
Risk-free interest rate	1.94%	0.90%
Expected term (in years)	5.8	6.0
Expected volatility	67%	67%
Expected dividend yield	0%	0%

The following table summarizes stock option activity for the years ended December 31, 2011 and 2012:

	SHARES ISSUABLE UNDER OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
			(IN YEARS)
Outstanding, as of December 31, 2010	—	$—
Granted	1,040,307	0.25

Outstanding, as of December 31, 2011	1,040,307	$0.25
Granted	588,775	0.40
Exercised	(935,348)	0.28
Forfeited	(123,884)	0.42
Expired	(5,214)	0.43

Outstanding, as of December 31, 2012	564,636	$0.32	9.0	$1,286

Options vested and expected to vest, as of December 31, 2012	542,040	$0.32	9.0	$1,234

Options exercisable as of December 31, 2012	564,636	$0.32	9.0	$1,286

No options were exercised as of December 31, 2011. As of December 31, 2012, options for the purchase of 935,348 shares of common stock were exercised, of which 420,410 were unvested and subject to repurchase. Under the authoritative guidance, early exercise is not considered an exercise for accounting purposes and, therefore, any payment for unvested shares is recognized as a liability at the original exercise price. As of December 31, 2011 and 2012, the liability related to the early exercise of awards was $0 and $158, respectively, and was recorded in other current liabilities and other long-term liabilities. No shares were repurchased by the Company during either of the years ended December 31, 2011 and 2012.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised was $2,160 for the year ended December 31, 2012. No options were exercised during the year ended December 31, 2011.

The Company received cash proceeds of $266 from the early exercise of stock options for the year ended December 31, 2012. The weighted average grant-date fair value of options granted during the years ended December 31, 2011 and 2012 was $0.15 and $0.33, respectively.

Restricted Common Stock

The Company’s 2010 Plan provides for the award of restricted stock. The Company has granted restricted common stock with time-based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting.

During the year ended December 31, 2012, the Company issued 58,013 shares of restricted stock for no proceeds. The vesting of these awards is time-based, with terms between two and four years. During the year ended December 31, 2012, the Company also sold 347,238 shares of restricted stock to an employee. The vesting of these shares is time-based, with terms between two and four years. The Company did not record compensation expense related to this award, as the shares were sold at fair value.

These restricted stock awards were subject to repurchase, such that the Company has the right, but not the obligation, to repurchase unvested shares upon the employee’s termination at the greater of (1) the original purchase price per share or (2) the fair value of the common share on the date of termination. The Company has concluded, at each reporting date, that is it not probable that the two employees will be terminated and that its repurchase right will become exercisable. As such, these restricted stock awards are classified as equity awards, and compensation expense related to them is equal to the excess, if any, of the fair value of the Company’s common stock on date of grant over the original purchase price per share, multiplied by the number of shares of restricted common stock issued.

The Company did not issue any restricted stock prior to December 31, 2011. The table below summarizes activity related to restricted stock for the year ended December 31, 2012:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested restricted common stock as of December 31, 2011	—	$—
Restricted common stock issued	405,251	0.40
Restricted common stock vested	(15,042)	0.40
Restricted common stock forfeited	—	—

Unvested restricted common stock as of December 31, 2012	390,209	$0.40

As of December 31, 2012, 390,209 shares of common stock related to restricted stock awards were unvested and subject to repurchase.

The Company received cash proceeds of $139 from the issuance of restricted stock during the year ended December 31, 2012.

The aggregate intrinsic value of restricted stock awards is calculated as the difference between the grant date fair value of the restricted stock awards and the fair value of the Company’s common stock. For the year ended December 31, 2012, the aggregate intrinsic value of vested restricted stock awards was $39 and was $127 for restricted stock awards expected to vest. The weighted average remaining contractual term for restricted stock awards as of December 31, 2012 was 9.7 years. The fair value of restricted stock awards that vested during the year ended December 31, 2012 was $6.

Stock-Based Compensation

The Company recognizes compensation expense for only the portion of awards that are expected to vest. In developing a forfeiture rate estimate, the Company has considered its historical experience to estimate pre-vesting forfeitures for service-based awards. The impact of a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual forfeiture rate is materially different from the Company’s estimate, the Company may be required to record adjustments to stock-based compensation expense in future periods.

The Company recorded stock-based compensation expense related to stock options and restricted stock for the years ended December 31, 2011 and 2012 as follows:

	YEAR ENDED DECEMBER 31,
	2011	2012

Research and development	$10	$11
General and administrative	16	95

	$26	$106

The Company had an aggregate of $212 and $16 of unrecognized stock-based compensation expense for options outstanding and restricted stock awards, respectively, as of December 31, 2012, which is expected to be recognized over a weighted average period of 1.6 years.